Facility Fire	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Facility Fire
FACILITY FIRE
On March 18, 2014, a fire occurred at a facility leased by the company in Lindon, Utah. This facility contained the Company’s primary inventory warehouse and call center operations. The Company recognized gross expenses related to the fire of $8.3 million, which were primarily related to impairment of damaged assets and recovery costs to maintain business continuity. The Company also received insurance recoveries of $8.8 million, related to the fire damage, $3.0 million of which related to the reconstruction of the facility damaged by the fire, and is included within the Company’s cash flows from investing activities in the consolidated statement of cash flows for the year ended December 31, 2015. Insurance recoveries associated with the reconstruction of the damaged facility exceeded its net book value by $0.5 million. These excess insurance recoveries were included in other income as of December 31, 2014. All insurance recoveries have been received as of December 31, 2016. Expenses in excess of insurance recoveries during the year ended December 31, 2016 and 2015 were immaterial.